Other assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other assets	R$ 238,218	R$ 284,902
Current portion	(208,313)	(239,318)
Non-current portion	29,905	45,584
Advance To Employees [Member]
IfrsStatementLineItems [Line Items]
Other assets	3,819	7,033
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Other assets	48,008	66,018
Amounts Receivable From TIM Brasil [Member]
IfrsStatementLineItems [Line Items]
Other assets	23,260	22,803
Amounts Receivable From Incentivized Projects [Member]
IfrsStatementLineItems [Line Items]
Other assets	27,391	43,138
Taxes And Labor Contributions To Offset [Member]
IfrsStatementLineItems [Line Items]
Other assets	80,610	83,981
Other [Member]
IfrsStatementLineItems [Line Items]
Other assets	R$ 55,130	R$ 61,929